Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AFFILIATES [Abstract]
Financial information of affiliate companies, balance sheet

	December 31, 2015					December 31, 2014
Balance Sheet	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I
Cash and cash equivalents, including restricted cash	$34,539	$61,645	$668	$11,839	$17,366	$100,449	$61,162	$1,719	$12,042
Current assets	39,835	97,349	1,117	14,782	22,539	115,197	89,528	2,126	13,764
Non-current assets	1,310,456	1,676,742	73	179,023	245,154	1,223,512	1,607,486	21	190,638
Current liabilities	41,528	82,798	447	15,377	16,897	30,072	71,598	450	15,649
Long- term debt including current portion, net	598,078	1,197,583	—	96,580	129,185	575,974	1,142,002	—	107,034
Financial liabilities at fair value*	—	—	—	68,535	23,568	—	—	—	68,764
Non-current liabilities	576,548	1,143,922	—	182,537	173,543	559,539	1,122,623	—	191,744

(*) representing the fair value of Junior Loan I and Junior Loan II, respectively.

Financial information of affiliate companies, income statement
	Year December 31, 2015				Year December 31, 2014				Year December 31, 2013
Income Statement	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I

Revenue	$223,676	$313,396	$1,760	$41,437	$20,767	$227,356	$264,877	$2,825	$35,119	$198,159	$202,397	$2,230	$1,152
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	41,805	84,796	244	(1,347)	1,673	74,853	11,371	1,298	(5,061)	59,006	(55,690)	775	(355)
Net Income/(loss)	41,805	84,796	244	(1,118)	77,252	74,853	11,371	1,298	(1,896)	59,006	(55,690)	775	(1,096)